INVESTMENTS IN UNCONSOLIDATED SUBSIDIARIES AND AFFILIATES - Summary of Investments in Unconsolidated Subsidiaries and Affiliates (Details) - USD ($) $ in Millions	Mar. 31, 2020	Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity method	$ 474	$ 513
Cost method	119	118
Total	$ 593	$ 631